Basis of Presentation and Summary of Significant Accounting Policies - Summary of Information about Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Opening Balance	$ 1,051	$ 916
Increase/(decrease), net	(263)	135
Ending Balance	788	1,051
Unbilled receivable
Opening Balance	219	868
Increase/(decrease), net	2	(649)
Ending Balance	221	219
Contract assets (current)
Opening Balance	93	195
Increase/(decrease), net	1	(102)
Ending Balance	94	93
Contract assets (long-term)
Opening Balance	93	110
Increase/(decrease), net	(57)	(17)
Ending Balance	36	93
Deferred revenue (current)
Opening Balance	57	200
Deferred revenue	(27)	(143)
Ending Balance	$ 30	$ 57